EQUITY (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of Stock by Class
Gross proceeds from and cash fees related to the issuance of shares of the Company's common stock pursuant to registered equity issuance and exempt private placement agreements, are presented below for the years ended December 31, 2021 and 2020:

	12/31/21	12/31/20
Number of shares sold	9,220,123	5,747,608
Gross proceeds	$27,399,999	$4,197,621
Cash fees	(1,064,498)	(130,070)
Net proceeds	$26,335,501	$4,067,551
Average gross proceeds per share	$2.97	$0.73

Issuance of Unregistered Shares of Common Stock
Issuance of restricted shares of our common stock in connection with acquisitions, investments and other endeavors for the year ended December 31, 2021 are as follows:

Issuance Date	Acquisition/Investment	Common Shares Issued	Restriction Period
February 16, 2021	LINICO Corporation	3,000,000	B
June 18, 2021	Renewable Process Solutions, Inc.	1,000,000	A
June 24, 2021	Quantum Generative Materials LLC	3,000,000	B
July 23, 2021	MANA Corporation	4,200,000	A
July 23, 2021	LP Biosciences LLC	3,500,000	C
August 27, 2021	Northern Comstock LLC	163,156	B
September 7, 2021	Plain Sight Innovations Corporation	8,500,000	A
December 30, 2021	LINICO Corporation	3,500,000	D
Total common shares issued		26,863,156

(A)	28% six months from issuance date; additional 8% becomes unrestricted semi-annually through 5 years from issuance date.
(B)	Six months from issuance date.
(C)
Six months from issuance date. On December 31, 2021, we filed a prospectus on Form S-3 with the Securities and Exchange Commission to register the 3,500,000 shares of common stock issued to LPB for resale at a proposed maximum offering price per unit of $2.71. Effective February 28, 2022, these shares were transferred back to the Company for cancellation upon receipt (See Note 22, Subsequent Events).

(D)
Nine months from issuance date. Shares must be sold during the six-month period commencing nine months from the issuance date and ending 15 months from the issuance date pursuant to a Rule 10b5-1 plan.